EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES	12 Months Ended
Dec. 31, 2021
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

2.   EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

The main components are as follows:

	2021	2020	2019
Employee costs	$574.3	$595.5	$605.2
Less employee costs capitalized to property, plant and equipment and to intangible assets	(168.4)	(191.7)	(206.6)
	405.9	403.8	398.6
Purchase of goods and services[1]:
Royalties and rights	401.0	403.9	397.8
Cost of products sold	497.3	444.6	368.6
Subcontracting costs	147.7	148.8	102.4
Marketing and distribution expenses	61.3	56.0	68.6
Other	346.1	301.0	337.3
	1,453.4	1,354.3	1,274.7
	$1,859.3	$1,758.1	$1,673.3
[1]

Cost of inventories included in purchase of goods and services amounted to $435.5 million in 2021 ($378.5 million in 2020 and $299.3 million in 2019). Write-downs of inventories totalling $2.0 million were recognized in purchase of goods and services in 2021 ($1.7 million in 2020 and $3.1 million in 2019).